Taxes - Schedule of Tax Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Tax Payable [Abstract]
VAT	$ 369,260	$ 366,720	$ 75,133
Income tax	935,989	675,842	250,868
Other tax	2,021	1,796	2,092
Tax payable	$ 1,307,270	$ 1,044,357	$ 328,093